CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Change in Operating Liabilities [Abstract]
Change in deposits from banks		£ (2,140)	£ 515	£ 13,415
Change in customer deposits		3,248	(322)	2,913
Change in debt securities in issue		6,631	18,579	(3,600)
Change in derivative financial instruments and liabilities at fair value through profit or loss		(5,078)	(24,606)	(12,481)
Change in investment contract liabilities		2,625	(1,594)	(4,665)
Change in other operating liabilities	[1]	(1,644)	(1,245)	136
Change in operating liabilities		£ 3,642	£ (8,673)	£ (4,282)

[1]	Includes 82 million (2018: 27 million; 2017: 2 million) in respect of lease liabilities.